Financial Instruments - Summary of Interest Rate Risk Management (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest rate risk [line items]
Amortized cost	$ 16,492,683	$ 25,750,301
Interest rate risk [member] | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Investments held to maturity	3,725,272	2,629,747
Investments measured at fair value through profit or loss	1,215,045	3,572,328
Interest rate risk [member] | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortized cost	$ 2,511,145	$ 9,721,910